Dividends Declared (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Dividends Payable [Line Items]
Dividend Per Share	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.68	$ 0.68	$ 0.68	$ 0.68	$ 3	$ 2.72	$ 2.48
Amount	$ 5,575	$ 5,574	$ 5,573	$ 5,574	$ 5,051	$ 5,054	$ 5,059	$ 5,066	$ 22,296	$ 20,230
O 2024 Q1 Dividends
Dividends Payable [Line Items]
Declaration Date				Sep. 19, 2023
Record Date				Nov. 16, 2023
Payment Date				Dec. 14, 2023
O 2024 Q2 Dividends
Dividends Payable [Line Items]
Declaration Date			Nov. 28, 2023
Record Date			Feb. 15, 2024
Payment Date			Mar. 14, 2024
O 2024 Q3 Dividends
Dividends Payable [Line Items]
Declaration Date		Mar. 12, 2024
Record Date		May 16, 2024
Payment Date		Jun. 13, 2024
O 2024 Q4 Dividends
Dividends Payable [Line Items]
Declaration Date	Jun. 12, 2024
Record Date	Aug. 15, 2024
Payment Date	Sep. 12, 2024
O 2023 Q1 Dividends
Dividends Payable [Line Items]
Declaration Date								Sep. 20, 2022
Record Date								Nov. 17, 2022
Payment Date								Dec. 08, 2022
O 2023 Q2 Dividends
Dividends Payable [Line Items]
Declaration Date							Nov. 29, 2022
Record Date							Feb. 16, 2023
Payment Date							Mar. 09, 2023
O 2023 Q3 Dividends
Dividends Payable [Line Items]
Declaration Date						Mar. 14, 2023
Record Date						May 18, 2023
Payment Date						Jun. 08, 2023
O 2023 Q4 Dividends
Dividends Payable [Line Items]
Declaration Date					Jun. 13, 2023
Record Date					Aug. 17, 2023
Payment Date					Sep. 14, 2023